Significant accounting policies - Useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Covenants not to compete
Intangible assets:
Useful life of intangible assets	5 years
Management services agreement
Intangible assets:
Useful life of intangible assets	15 years